Satellites and Equipment	12 Months Ended
Dec. 31, 2011
Satellites and Equipment [Abstract]
Satellites and equipment
7.	Satellites and equipment

As of December 31, satellites and equipment consist of:

	Successor Registrant 2011	Predecessor Registrant 2010

Satellites in-orbit	$196,425	$314,136
Satellite equipment, teleport and antennas	6,619	13,518
Furniture and fixtures	4,388	6,323
Leasehold improvements	115	2,704

	207,547	336,681
Accumulated depreciation and amortization	(21,145)	(140,348)

	186,402	196,333
Construction in-progress for Satmex 8	253,149	63,113
ATP advanced payment for Satmex 7 (Note 17)	2,600	2,600
Other construction in-progress	864	3,112

	$443,015	$265,158

For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the years ended December 31, 2010 and 2009 (Predecessor Registrant), the depreciation and amortization expense related to satellites and equipment was $21,145, $15,188, $36,229 and $ 31,847, respectively.

Satmex estimates that the Satmex 8 construction will be completed by July 2012. For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the year ended December, 2010 (Predecessor Registrant), interest costs of $11,715, $3,801 and $2,582 respectively, were capitalized.